EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of earnings per share

	Three Months Ended September 30,
	2022	2021
Net loss attributable to common stockholders (basic)	$(49,204)	$(331,433)

Shares used to compute net loss per common share, basic and diluted	287,269,793	209,650,048

Net loss per share attributable to common stockholders, basic and diluted	$(0.00)	$(0.00)

	Nine Months Ended September 30,
	2022	2021
Net loss attributable to common stockholders (basic)	$(775,217)	$(818,211)

Shares used to compute net loss per common share, basic and diluted	256,358,480	188,036,903

Net loss per share attributable to common stockholders, basic and diluted	$(0.00)	$(0.00)

Schedule of anti-dilutive shares

	As of September 30,
	2022	2021
Warrants to purchase common stock	2,868,397	2,868,397
Potentially issuable shares related to convertible notes payable and convertible preferred stock	351,967,716	322,132,917
Potentially issuable unvested shares to directors and officers	14,000,000	1,200,000
Potentially issuable vested shares to a consultant	–	150,000
Total anti-dilutive common stock equivalents	368,836,113	326,351,314